Short-Term Investment-Grade Portfolio
Short-Term Investment-Grade Portfolio
Investment Objective
The Portfolio seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Short-Term Investment-Grade Portfolio Short-Term Investment-Grade Portfolio
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.16%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio | USD ($)	16	52	90	205

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in short- and intermediate-term investment-grade securities. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody’s Investors Service, Inc. (Moody’s), or by another independent rating agency or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s or another independent rating agency, or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.
Principal Risks
The Portfolio is designed for investors with a low tolerance for risk; however, you could still lose money by investing in it. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of longer-term bonds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Although the Portfolio invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Portfolio because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such redemptions and subsequent reinvestments would also increase the Portfolio’s turnover rate. Call risk should be low for the Portfolio.

• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. Extension risk is generally low for short-term bond funds.

• Liquidity risk, which is the chance that the Portfolio may not be able to sell a security in a timely manner at a desired price.

Liquidity risk is generally low for short-term corporate bonds.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the Finance and Industrial sectors subject the Portfolio to proportionately higher exposure to the risks of these sectors.

• Derivatives risk. The Portfolio may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.
Annual Total Returns — Short-Term Investment-Grade Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.92% (quarter ended June 30, 2009), and the lowest return for a quarter was –2.98% (quarter ended September 30, 2008).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Short-Term Investment-Grade Portfolio	1 Year	5 Years	10 Years
Short-Term Investment-Grade Portfolio	2.72%	2.21%	3.38%
Bloomberg Barclays U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees or expenses)	2.58%	2.46%	3.86%